Summary Prospectus February 29, 2012, as supplemented April 1, 2012

ING Global Value Choice Fund

Class / Ticker	A/NAWGX; B/NAWBX; C/NAWCX; I/NAWIX; W/IGVWX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. For free paper or electronic copies of the Prospectus and other Fund information (including the Statement of Additional Information and most recent financial report to shareholders), go to www.INGFunds.com/literature; email a request to Literature_request@INGFunds.com; call 1-800-992-0180; or ask your salesperson, financial intermediary, or retirement plan administrator. The Fund’s Prospectus and Statement of Additional Information, each dated February 29, 2012, as supplemented, and the audited financial statements on pages 49 - 115 of the Fund’s shareholder report dated October 31, 2011 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).

Shareholder Fees

Fees paid directly from your investment

		Maximum deferred sales
	Maximum sales charge (load)	charge as a % of purchase or
Class	as a % of offering price	sales price, whichever is less
A	5.75	None	(1)
B	None	5.00
C	None	1.00
I	None	None
W	None	None

Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	0.88	0.88	0.88	0.88	0.88
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.20	0.20	0.20	0.10	0.20
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses(2)%		1.44	2.19	2.19	1.09	1.19
Waivers and Reimbursements(3)%		None	None	None	None	None
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.44	2.19	2.19	1.09	1.19

(1)   A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)   Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)   The adviser and the distributor are obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$713	1,004	1,317	2,200
B	Sold	$722	985	1,375	2,334
	Held	$222	685	1,175	2,334
C	Sold	$322	685	1,175	2,524
	Held	$222	685	1,175	2,524
I	Sold or Held	$111	347	601	1,329
W	Sold or Held	$121	378	654	1443

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The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the United States. The Fund generally invests at least 80% of its assets (plus borrowings for investment purposes) in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities and up to 25% of its assets in companies located in countries with emerging securities markets. The sub-adviser (“Sub-Adviser”) may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Fund emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its assets.

Fund Closure: Effective July 29, 2011, the Fund was closed to new investments except for investments by: (1) existing shareholders of record as of July 29, 2011; and (2) retirement plans that purchased shares of the Fund prior to October 31, 2011.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets  Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Liquidity  If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that

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become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market  Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 2nd 2009, 26.13% and Worst quarter: 3rd 2002, (19.42)%

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Average Annual Total Returns %

(for the periods ended December 31, 2011)

			5 Yrs	10 Yrs
			(or since	(or since		Inception
		1 Yr	inception)	inception)		Date
Class A before taxes	%	(15.07)	4.95	5.91		04/19/93
After tax on distributions	%	(17.00)	4.37	5.61		—
After tax on distributions with sale	%	(8.44)	4.11	5.12		—
MSCI ACW IndexSM(1)%		(7.35)	(1.93)	4.24		—
Class B before taxes	%	(14.62)	5.08	5.80		05/31/95
MSCI ACW IndexSM(1)%		(7.35)	(1.93)	4.24		—
Class C before taxes	%	(11.41)	5.41	5.80		04/19/93
MSCI ACW IndexSM(1)%		(7.35)	(1.93)	4.24		—
Class I before taxes	%	(9.60)	6.60	7.91		09/06/06
MSCI ACW IndexSM(1)%		(7.35)	(1.93)	0.02	(2)	—
Class W before taxes	%	(9.69)	10.70	N/A		06/01/09
MSCI ACW IndexSM(1)%		(7.35)	10.03 (2)	N/A		—

(1)     The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(2)     Reflects index performance since the date closest to the Class’ inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	Tradewinds Global Investors, LLC

Portfolio Managers
Emily Alejos	Andrew Thelen
Portfolio Manager (since 04/12)	Portfolio Manager (since 04/12)

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.INGInvestment.com; by writing to us at ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258; or by calling us at 1-800-992-0180.

Minimum Initial Investment $ by share class

Class	A, C	I	W
Non-retirement accounts	$1,000	250,000	1,000
Retirement accounts	$250	250,000	1,000
Certain omnibus accounts	$250	—	—
Pre-Authorized Investment Plan	$1,000	—	—

There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.

TAX INFORMATION

The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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